As filed with the U.S. Securities and Exchange Commission on January 14, 2003
File No. 33-33980
File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 38	☒

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, 11th Floor, Santa Monica CA         90401
(Address of Principal Executive Office)                 (Zip Code)

Registrant’s Telephone Number, including Area Code (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary
Dimensional Investment Group Inc.,
1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

__	immediately upon filing pursuant to paragraph (b)

__	on [date] pursuant to paragraph (b)

__	60 days after filing pursuant to paragraph (a)(1)

__	on (date) pursuant to paragraph (a)(1)

__	75 days after filing pursuant to paragraph (a)(2)

X	on March 30, 2003 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V
DFA EMERGING MARKETS PORTFOLIO V

CONTENTS

This Post-Effective Amendment No. 37/38 to Registration File Nos. 33-33980/811-6067 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A — Prospectus relating to the Registrant’s DFA International Small Company Portfolio V and DFA Emerging Markets Portfolio V.

4.	Part B — Statement of Additional Information relating to the Registrant’s DFA International Small Company Portfolio V and DFA Emerging Markets Portfolio V.

5.	Part C — Other Information

6.	Signatures

P R O S P E C T U S

March 30, 2003
Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to retirement benefit plans.
•  Does not charge a sales commission or “load”.  •  Is designed for long-term investors.

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V

DFA EMERGING MARKETS PORTFOLIO V

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.
The Portfolios Have Special Structures: The DFA International Small Company Portfolio V (“International Small Company V”) is a “fund-of-funds,” which means that International Small Company V does not buy securities directly, but rather, the Portfolio allocates its assets among other mutual funds called “Master Funds.” The DFA Emerging Markets Portfolio V (“Emerging Markets V”) is a “Feeder Portfolio,” and Emerging Markets V also does not buy individual securities directly. Instead, as a Feeder Portfolio, Emerging Markets V invests in one corresponding Master Fund. Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for International Small Company V and the Master Funds. (A Feeder Portfolio does not need an investment manager.)
Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

F    Market capitalization means the number of shares of a company’s stock outstanding times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, stocks of smaller non-U.S. companies).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks so the portfolio is generally market capitalization weighted.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Master Funds that own them, and, in turn, the Portfolios, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

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Investment Objectives, Strategies and Risks

DFA International Small Company Portfolio V

•       Investment Objective: Long-term capital appreciation.

•       Investment Strategy: Invest in the Japanese Small Company Series, Pacific Rim Small Company Series, United Kingdom Small Company Series, and Continental Small Company Series (collectively referred to as the “International Small Company Master Funds”) of The DFA Investment Trust Company (the “Trust”). The International Small Company Master Funds use a market capitalization weighted approach to buy small company stocks in a specific country or region.

F The Portfolios’ foreign currency risks generally are not hedged. F “Emerging Markets” are countries with less developed economies not yet at the level of the world’s mature economies.
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Funds in which the Portfolios invest generally do not hedge foreign currency risk.

DFA Emerging Markets Portfolio V

•       Investment objective: Long-term capital appreciation.

•       Investment Strategy: Invest in a Master Fund that buys stocks of larger emerging market companies.

Emerging Markets Risk: Numerous emerging market countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Risks generally associated with foreign securities and currencies also apply.

Other Risks
Securities Lending:

The Master Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. If the Master Funds do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

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Risk and Return Bar Charts and Tables

International Small Company V and Emerging Markets V are new funds, and therefore, do not have performance records. The returns shown in the Bar Chart and Table are for Emerging Markets V’s Master Fund, the Emerging Markets Series of the Trust, and have been adjusted to reflect the anticipated expenses of Emerging Markets V. Because International Small Company V is a fund-of-funds that invests in several Master Funds, similar performance information cannot be provided.

The Bar Chart and Table illustrate the variability of the returns of the Emerging Markets Series, and are meant to provide some indication of the risks of investing in Emerging Markets V. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one-year, five-year, and since inception returns compare with those of a broad measure of market performance. After-tax returns are not shown in the Table below because Emerging Markets V is only available to retirement benefit plans and after-tax returns are not relevant to investors who hold shares of the Portfolio through such tax-deferred arrangements. Past performance is not an indication of future results.

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FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES (1)
(expenses that are deducted from Portfolio assets)

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V (2)
Management Fee	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.56%

DFA EMERGING MARKETS PORTFOLIO V (3)
Management Fee	0.10%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.58%

(1)	The Total Annual Fund Operating Expenses listed for each Portfolio do not include any fees or expenses that may be charged by a plan administrator.

(2)
With respect to International Small Company V, the amount set forth under “Management Fee” reflects an administrative fee of 0.15% and the Portfolio’s portion of the management fee of each corresponding International Small Company Master Fund, which is equal to 0.10% of the average net assets of such Master Fund on an annual basis; the amounts set forth under “Other Expenses” and “Total Operating Expenses” also reflect the indirect payment of a portion of the expenses of the International Small Company Master Funds. The amount set forth in “Other Expenses” is an annualized estimate that represents the aggregate amount that will be payable by both the Master Funds and the Portfolio through the fiscal year ending November 30, 2003.

(3)
The amount of the “Management Fee” is the investment management fee payable by the Master Fund. Emerging Markets Portfolio V does not pay a separate investment management fee or an administration fee to the Advisor. The amount set forth in “Other Expenses” is an annualized estimate that represents the aggregate amount that will be payable by both the Master Fund and the Portfolio through the fiscal year ending November 30, 2003.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years
International Small Company V	$57	$179
Emerging Markets V	$59	$186

The Example summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest. The Portfolios are new, and therefore, the above Example is based on estimated expenses for the current fiscal year and does not extend over five and ten-year periods.

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SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2002, the Series received the following net revenue from a securities lending program that constituted a percentage of the Series’ average daily net assets (see “SECURITIES LOANS”):

Master Fund	Net Revenue			Percentage of Net Assets
Japanese Small Company Series	$	[	]	[	]%
Pacific Rim Small Company Series		[	]	[	]
United Kingdom Small Company Series		[	]	[	]
Continental Small Company Series		[	]	[	]
Emerging Markets Series		[	]	[	]

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides each Portfolio with administrative services and also serves as investment advisor to International Small Company V and each Master Fund. (See “MANAGEMENT OF THE PORTFOLIOS.”)

Dividend Policy

Each Portfolio generally distributes dividends from its net investment income, together with any net realized capital gains, in December of each year. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of each Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund(s) in which the Portfolio invests. The redemption price of a share of each Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

Electronic Shareholder Information

The Portfolios are designed for on-line investors, in order to keep costs to a minimum. To receive information electronically, an investor, when opening an account, may consent to the acceptance of all shareholder information (prospectuses and shareholder reports) about the Portfolios through e-mail and access to the Portfolios’ website at www.dfafunds.com. An investor may later revoke his consent by requesting paper versions of shareholder information (see “ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS”).

INVESTMENT OBJECTIVES AND POLICIES

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V

The investment objective of International Small Company V is to achieve long-term capital appreciation. International Small Company V seeks to achieve its investment objective by investing virtually all of its assets in up to four funds, the Japanese Small Company, Pacific Rim Small Company, United Kingdom Small Company and Continental Small Company Series (together, the “International Small Company Master Funds”) of The DFA Investment Trust Company (the “Trust”), in such relative proportions as determined by the Advisor from time to time. The International Small Company Master Funds have the same investment objectives as International Small Company V, and pursue their investment objectives by investing in small Japanese, Pacific Rim, United

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Kingdom and European companies, respectively. Company size will be determined solely on the basis of a company’s market capitalization, which will be calculated by multiplying the number of outstanding shares of the company that are similar to domestic common stocks by the price of the company’s stock.

The Advisor believes that, over the long term, the investment performance of small companies is superior to large companies and that investment in International Small Company V is an effective way to improve global diversification. Investors who, for a variety of reasons, may choose not to make substantial, or any, direct investment in companies whose securities will be held by the International Small Company Master Funds, may participate in the investment performance of these companies through ownership of International Small Company V’s stock.

Portfolio Construction

For a complete description of the investment objectives and policies, portfolio structure and transactions for each International Small Company Master Fund, see “International Small Company Master Funds—Investment Objectives and Policies.” International Small Company V is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Japanese, Pacific Rim, United Kingdom and European small companies.

International Small Company V expects to invest in the shares of the International Small Company Master Funds within the following percentage investment ranges:

International Small Company Master Funds	Investment Range
Japanese Small Company Series	20-45%
Pacific Rim Small Company Series	0-25%
United Kingdom Small Company Series	5-25%
Continental Small Company Series	20-45%

The allocation of the assets of International Small Company V to be invested in the International Small Company Master Funds will be determined by the Advisor on at least a semi-annual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the International Small Company Master Funds. The Advisor will calculate the market capitalizations for each International Small Company Master Fund in the manner described under “INTERNATIONAL SMALL COMPANY MASTER FUNDS—INVESTMENT OBJECTIVES AND POLICIES.” The Advisor expects to change the relative weights ascribed to each International Small Company Master Fund, based on the Advisor’s updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred. To maintain target weights during the period, adjustments may be made by applying future purchases by International Small Company V in proportion necessary to rebalance the investment portfolio of International Small Company V. As of the date of this Prospectus, the target allocations for investment by International Small Company V in the International Small Company Master Funds are: Japanese Small Company Series—29%; Pacific Rim Small Company Series—14%; United Kingdom Small Company Series—15%; and Continental Small Company Series—42%. The Advisor may change the target allocations from time to time in its sole discretion. As a non-fundamental policy, under normal circumstances, International Small Company V, through its investments in the International Small Company Master Funds, will invest at least 80% of its net assets in securities of small companies. If International Small Company V changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change its name.

INTERNATIONAL SMALL COMPANY MASTER FUNDS – INVESTMENT OBJECTIVES AND POLICIES

Japanese Small Company Series

The Japanese Small Company Series of the Trust (the “Japanese Series”) generally will invest in a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese

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securities markets. As a non-fundamental policy, under normal circumstances, the Japanese Series will invest at least 80% of its net assets in securities of Japanese small companies. If the Japanese Series changes this investment policy, the Japanese Series will notify shareholders at least 60 days in advance of the change, and will change the name of the Series. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of Japanese operating companies traded on selected exchanges to be small companies. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% was approximately $478 million, or below.

The Japanese Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Japanese Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis. (See “Portfolio Construction of the International Small Company Master Funds.”)

Pacific Rim Small Company Series

The Pacific Rim Small Company Series of the Trust (the “Pacific Rim Series”) generally will invest in stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. As of the date of this Prospectus, the Pacific Rim Series is authorized to invest in Pacific Rim small companies in Australia, New Zealand, Hong Kong and Singapore. As a non-fundamental policy, under normal circumstances, the Pacific Rim Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. If the Pacific Rim Series changes this investment policy, the Pacific Rim Series will notify shareholders at least 60 days in advance of the change, and will change the name of the Series. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% was approximately $257 million, or below.

The Pacific Rim Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Pacific Rim Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis within each country. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Pacific Rim Series of holdings in a particular country. (See “Portfolio Construction of the International Small Company Master Funds.”)

United Kingdom Small Company Series

The United Kingdom Small Company Series of the Trust (the “United Kingdom Series”) generally will invest in a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange. As a non-fundamental policy, under normal circumstances, the United Kingdom Series will invest at least 80% of its net assets in securities of United Kingdom small companies. If the United Kingdom Series changes this investment policy, the United Kingdom Series will notify shareholders at least 60 days in advance of the change, and will change the name of the Series. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of United Kingdom operating companies traded on selected exchanges to be small companies. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% was approximately $1242 million, or below.

The United Kingdom Series will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000. The United Kingdom Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis. (See “Portfolio Construction of the International Small Company Master Funds.”)

Continental Small Company Series

The Continental Small Company Series of the Trust (the “Continental Series”) generally will invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain

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European countries. The countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Spain, Sweden, and Switzerland. As a non-fundamental policy, under normal circumstances, the Continental Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. If the Continental Series changes this investment policy, the Continental Series will notify shareholders at least 60 days in advance of the change, and will change the name of the Series. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2002, generally, the market capitalization of a company in the lowest 8% was approximately $1149 million, or below.

The Continental Series does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Continental Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis within each country. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Continental Series of holdings in a particular country. (See “Portfolio Construction of the International Small Company Master Funds.”)

Portfolio Construction of the International Small Company Master Funds

The International Small Company Master Funds are market capitalization weighted. That is, each security is generally purchased based on the issuer’s relative market capitalization. In this way, the amount of a particular security owned by an International Small Company Master Fund is approximately keyed to that security’s market capitalization compared to all securities eligible for purchase. The following discussion applies to the investment policies of the International Small Company Master Funds.

The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country, except that with respect to the Continental and Pacific Rim Series, such determination shall be made by reference to other companies located in all countries in which those Series invest. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except that each of the Continental and Pacific Rim Series will measure company size in terms of a common currency. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor’s judgment, the issuer is in extreme financial difficulty; (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition; or (iii) a significant portion of the issuer’s securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as part of a merger, consolidation or acquisition of assets).

If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities that had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

Generally, current income is not sought as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

Deviation from Market Capitalization Weighting

The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the International Small Company Master Funds inappropriate.

Deviation from market capitalization weighting also will occur because the International Small Company Master Funds intend to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative

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amount of any security held by the International Small Company Master Funds may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the International Small Company Master Funds’ assets may be invested in interest-bearing obligations, such as money market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the International Small Company Master Funds’ investment objectives. A further deviation from market capitalization weighting may occur if the International Small Company Master Funds invest a portion of their assets in convertible debentures.

The International Small Company Master Funds may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. In addition, each International Small Company Master Fund may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See “In Kind Purchases.”) While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the International Small Company Master Funds.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase by the International Small Company Master Funds take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of companies whose stock are eligible for investment by each International Small Company Master Fund. Only common stocks whose market capitalizations are equal to or more than the minimum on such list will be purchased by the International Small Company Master Funds. Additional investments will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of an International Small Company Master Fund’s holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.

DFA EMERGING MARKETS PORTFOLIO V

The investment objective of Emerging Markets V is to achieve long-term capital appreciation. Emerging Markets V pursues its objective by investing all of its assets in the Emerging Markets Series of the Trust, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series invests in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). The Series invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (“OTC”) markets. These exchanges or OTC markets may be either within or outside the issuer’s domicile country, and the securities may be listed or traded in the form of International Depository Receipts (“IDRs”) or American Depository Receipts (“ADRs”).

The Emerging Markets Series will seek a broad market coverage of larger companies within each Approved Market. The Series will attempt to own shares of companies whose aggregate overall share of the Approved Market’s total public market capitalization is at least in the upper 40% of such capitalization, and can be as large as 90%. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies.

The Emerging Markets Series may not invest in all such companies or Approved Markets or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Series’ policy not to invest more than 25% of its assets in any one industry.

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As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in this Prospectus as Approved Market securities. If the Emerging Market Series changes this investment policy, Emerging Markets V will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Approved Market securities are defined to be (a) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market; (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets; and (e) Approved Markets equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities so long as the Advisor believes at the time of investment that the value of the company’s securities will reflect principally conditions in Approved Markets.

The Advisor defines the term “emerging market” to mean a country which is considered to be an emerging market by the International Finance Corporation. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series. The Emerging Markets Series may continue to hold emerging market securities that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

As of the date of this Prospectus, the following countries are designated as Approved Markets: Argentina, Brazil, Chile, Hungary, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Republic of China (Taiwan), Thailand and Turkey. Countries that may be approved in the future include, but are not limited to, Colombia, Czech Republic, Egypt, India, Republic of South Africa and Venezuela.

Pending the investment of new capital in Approved Market equity securities, the Emerging Markets Series will typically invest in money market instruments or other highly liquid debt instruments denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, the Emerging Markets Series may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Series does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances.

The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for the Emerging Markets Series to establish a wholly-owned subsidiary or a trust for the purpose of investing in the local markets.

Portfolio Construction

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is

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measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be included in the Series for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P® 500 Index). The Advisor will also exercise discretion in determining the allocation of investments among Approved Markets.

For the purpose of converting U.S. dollars to another currency, or vice versa, or converting one foreign currency to another foreign currency, the Emerging Markets Series may enter into forward foreign exchange contracts. In addition, to hedge against changes in the relative value of foreign currencies, the Emerging Markets Series may purchase foreign currency futures contracts. The Emerging Markets Series will only enter into such a futures contract if it is expected that the Series will be able readily to close out such contract. There can, however, be no assurance that it will be able in any particular case to do so, in which case the Series may suffer a loss.

Securities, including those eligible for purchase, may be disposed of at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will not be sold to realize short-term profits. However, when circumstances warrant, they may be sold without regard to the length of time held.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to a Master Fund’s investment objective. The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets. In connection with such loans, a Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities. However, with respect to Emerging Markets V, to the extent it holds only shares of its corresponding Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to International Small Company V and to each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for International Small Company V and the Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

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The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $34 billion. For the fiscal year ended November 30, 2002, each Master Fund in which a Portfolio invests paid advisory fees, as a percentage of its average net assets, as set forth below:

Master Fund	Advisory Fees
Japanese Series	$	[	]
Pacific Rim Series		[	]
United Kingdom Series		[	]
Continental Series		[	]
Emerging Markets Series		[	]

The Dimensional Investment Group Inc. (the “Fund”) and the Trust bear all of their own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are borne by each Master Fund on the basis of its relative net assets.

Consulting Services

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (formerly DFA Australia Ltd.) (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Master Funds. The Advisor controls DFAL and DFA Australia.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, each Portfolio distributes substantially all of its net investment income, together with any net realized capital gains, in December of each year.

Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a qualified, tax-deferred retirement plan, including plans described under Sections 401(a), 403(a), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (a “tax-deferred retirement plan”), accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income tax.

The Portfolios may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce the Portfolios’ income dividends paid to you.

The Portfolios are required to withhold 30% (29% in 2004 and 2005; and 28% for 2006 and later years) of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct taxpayer identification number and by certifying that you are not subject to backup withholding and are a U.S. person. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.

ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS

The Portfolios are sold only to retirement benefit plans. In order to keep costs to the Fund to a minimum, an investor, when opening an account, may consent to the acceptance of all shareholder information about the Portfolios in which the investor invests through e-mail and access to the Portfolios’ website at www.dfafunds.com. The investor will be notified when a prospectus amendment or shareholder report has been made available on the Portfolios’ website. Confirmations and monthly statements will initially be delivered on paper but may, in the future, be delivered electronically.

The Portfolios may choose to deliver paper versions of shareholder information in certain circumstances. Currently, the SEC requires an investor in the Portfolios be offered the opportunity to revoke its consent to receive shareholder information (including prospectuses and shareholder reports) electronically. In order to revoke a prior consent, an investor may call the Fund collect at (310) 395-8005, or write to the Fund at Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. After consent is revoked, the Fund will send the investor a set of paper documents at no charge.

The Portfolios’ website address is www.dfafunds.com. The current prospectus and recent shareholder reports of the Portfolios will be readily available for viewing and printing on the website.

PURCHASE OF SHARES

Shares of the Portfolios are sold only to retirement benefit plans. Provided that shares of the Portfolios are available under a retirement benefit plan, shares may be purchased by following the procedures adopted by the retirement benefit plan sponsor and approved by Fund management for making investments. Investors who are considering an investment in the Portfolios should contact their retirement benefit plan sponsor for details. Plan administrators that purchase shares of a Portfolio for the accounts of plan participants may impose separate charges on those participants for account services. The Fund does not impose a minimum purchase requirement, but investors should determine whether their retirement benefit plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Master Funds in which the Portfolios invest or otherwise represented in the portfolio of the Master Fund as described in this Prospectus or in exchange for local currencies in which such securities of the Master Funds are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or the Master Fund in which that Portfolio invests) whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of either Portfolio with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Funds in which the Portfolios invest and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale

13

by the Master Funds under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Master Funds in which the Portfolios invest may not exceed 5% of the net assets of the Master Funds immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of each Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m PST) by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of stock of the Portfolio or Master Fund. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. The value of each Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund(s) in which the Portfolio invests.

Securities held by the Portfolios and Master Funds will be valued in accordance with applicable laws and procedures adopted by the Boards of Directors or Trustees (as applicable), and generally as described below. Securities which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from quoted or published prices for the same securities.

Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Master Funds are determined as of such times for the purpose of computing the net asset value of such Master Fund. If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above. Since the Master Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Master Funds do not price their shares, the net asset value of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of each Master Fund is expressed in U.S. dollars by translating the net assets of the Master Fund using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.

Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the valuation of the securities. For example the Emerging Markets Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Series may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Emerging Markets Series to maintain minimum

14

holding periods or to limit the extent of repatriation of income and realized gains. As a result, the valuation of particular securities at any one time may depend materially upon the assumptions that the Emerging Markets Series makes at that time concerning the anticipated holding period for the securities. Absent special circumstances as determined by the Board of Trustees, it is presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions. However, the use of such valuation standards will not prevent the Emerging Markets Series from selling such securities in a shorter period of time if the Advisor considers the earlier sale to be a more prudent course of action. Revision in valuation of those securities will be made at the time of the transaction to reflect the actual sales proceeds inuring to the Emerging Markets Series.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund are determined each day as of such close.

Public Offering Price

Provided that PFPC Inc., the Fund’s transfer agent, or the service agent designated under a retirement benefit plan, has received the investor’s investment instructions in good order and the Portfolio’s custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the payment by the custodian. The transfer agent of the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor’s payment (provided that the sub-transfer agent has received the investor’s purchase order in good order). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under the retirement benefit plan, investors may exchange shares of one Portfolio described in this Prospectus for shares in the other Portfolio described in this Prospectus by completing the necessary documentation as required by the service agent designated under the retirement benefit plan and the Advisor. Please contact the service agent of your retirement benefit plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among the Portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the service agent has received appropriate instructions in the form required by such service agent and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. No taxable gain or loss will normally be recognized by investors exchanging through a retirement

15

benefit plan. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Retirement Benefit Plan Participant Redemption Procedure

A participant in a retirement benefit plan who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent designated under the participant’s retirement benefit plan in the form required by such service agent. The service agent will adopt procedures approved by Fund management for transmitting redemption orders.

Retirement Benefit Plan Redemption Procedure

A retirement benefit plan that desires to redeem shares of a Portfolio must furnish a redemption request to the Fund. Each Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request in good order by PFPC Inc. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not a part of these programs will not be accepted.

If a retirement benefit plan has authorized redemption payment by wire in writing, when redeeming shares, the retirement benefit plan may request that redemption proceeds be paid in federal funds wired to the bank it has designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; the retirement benefit plan may request overnight delivery of such check at the plan’s own expense. If the proceeds are wired to the plan’s account at a bank that is not a member of the Federal Reserve System, there could be delay in crediting the funds to the plan’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days in advance of the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

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In-Kind Redemptions

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund(s) in which it invests in lieu of cash. International Small Company V and Emerging Markets V reserve the right to redeem their shares in the currencies in which the Master Funds’ investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities and converting currencies that were received in payment of redemptions. Also, the value of the securities may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund(s) may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund(s). However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund(s). A withdrawal by a Portfolio of its investment in the corresponding Master Fund(s) could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

FINANCIAL HIGHLIGHTS

Because the Portfolios are new, financial highlights are not available as of the date of this Prospectus.

17

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 400 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 400 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and the Portfolios in the Fund’s Statement of Additional Information (“SAI”). You can find more information about the Trust and the Master Funds in the Trust’s Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Master Funds in their last fiscal year. The Portfolios are new so reports of the Portfolios’ holdings and performance are not available as of the date of this Prospectus.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a retirement benefit plan offering the Portfolios.

—	The Fund—if you represent a retirement benefit plan sponsor. Call collect at (310) 395-8005.

Additional materials describing the Fund and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access current prospectuses on our web site at http://www.dfafunds.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•
Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

DFA INTERNATIONAL SMALL COMPANY PORTFOLIO V
DFA EMERGING MARKETS PORTFOLIO V

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th floor, Santa Monica, California 90401
Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2003

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Small Company Portfolio V and DFA Emerging Markets Portfolio V (individually, a “Portfolio,” and collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2003, as amended from time to time.

The audited financial statements and financial highlights for the corresponding Master Funds (as defined herein) for the fiscal year ended November 30, 2002 are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and the Trust’s annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES	2
BROKERAGE TRANSACTIONS	2
INVESTMENT LIMITATIONS	3
FUTURES CONTRACTS	6
CASH MANAGEMENT PRACTICES	7
CONVERTIBLE DEBENTURES	8
DIRECTORS AND OFFICERS	7
SERVICES TO THE FUND	13
ADVISORY FEES	14
GENERAL INFORMATION	16
CODE OF ETHICS	16
SHAREHOLDER RIGHTS	16
PRINCIPAL HOLDERS OF SECURITIES	17
PURCHASE OF SHARES	17
REDEMPTION OF SHARES	17
TAXATION OF THE PORTFOLIOS	17
CALCULATION OF PERFORMANCE DATA	18
FINANCIAL STATEMENTS	20

PORTFOLIO CHARACTERISTICS AND POLICIES

DFA Emerging Markets Portfolio V (“Emerging Markets V”) is a “feeder portfolio” and seeks to achieve its investment objective by investing all of its investable assets in the Emerging Markets Series of the Trust. DFA International Small Company Portfolio V (“International Small Company V”) seeks to achieve its investment objective by investing in up to four series of the Trust, the Japanese Small Company Series, Pacific Rim Small Company Series, United Kingdom Small Company Series, and Continental Small Company Series (together, the “International Small Company Master Funds”).

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the International Small Company Master Funds and Emerging Markets Series (together, the “Master Funds”) and to International Small Company V and Emerging Markets V (together, the “Portfolios”) through their investments in the Master Funds.

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) serves as the investment advisor to each Master Fund and International Small Company V, and provides administrative services to the Portfolios. Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the prospectus.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table depicts brokerage commissions paid by the Master Funds.

BROKERAGE COMMISSIONS
FISCAL YEARS ENDED NOVEMBER 30, 2002, 2001, and 2000

	2002	2001	2000
International Small Company Master Funds
• Japanese Small Company Series	$82,330	$168,415	$76,690
• Pacific Rim Small Company Series	259,184	61,378	113,732
• United Kingdom Small Company Series	56,126	49,857	54,469
• Continental Small Company Series	388,535	127,438	148,579
Emerging Markets Series	279,772	324,859	439,821

The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner that would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers that effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which the Master Funds invest. The Advisor also checks the rates of commissions being paid by the Master Funds to their brokers to ascertain that the commissions are competitive with

2

those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company Series and DFA Australia Limited performs these services for the Japanese and Pacific Rim Small Company Series.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund and International Small Company V permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. During the fiscal year ended November 30, 2002, the Master Funds paid commissions for securities transactions to brokers that provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions
International Small Company Master Funds
• Japanese Small Company Series	$32,932,071	$82,330
• Pacific Rim Small Company Series	71,626,161	259,184
• United Kingdom Small Company Series	16,784,064	56,126
• Continental Small Company Series	89,896,129	388,535
Emerging Markets Series	70,551,941	279,772

Brokerage commissions for Japanese Small Company Series transactions in securities listed on the Tokyo Stock Exchange (“TSE”) and other Japanese securities exchanges are fixed. Under the current regulations of the TSE and the Japanese Ministry of Finance, member and non-member firms of Japanese exchanges are required to charge full commissions to all customers other than banks and certain financial institutions, but members and licensed non-member firms may confirm transactions to banks and financial institution affiliates located outside Japan with institutional discounts on brokerage commissions. The Japanese Small Company Series has been able to avail itself of institutional discounts. The Series’ ability to effect transactions at a discount from fixed commission rates depends on a number of factors, including the size of the transaction, the relation between the cost to the member or the licensed non-member firm of effecting such transaction and the commission receivable, and the law, regulation and practice discussed above. There can be no assurance that the Japanese Small Company Series will continue to be able to realize the benefit of discounts from fixed commissions.

Neither Portfolio will incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Funds in which the Portfolios invest, except if a Portfolio receives securities or currencies from the corresponding Master Fund(s) to satisfy the Portfolio’s redemption request. (See “REDEMPTION OF SHARES.”)

INVESTMENT LIMITATIONS

Each of the Portfolios and the Master Funds in which the Portfolios invest have adopted certain limitations which may not be changed with respect to any Portfolio or Master Fund without the approval of the holders of a majority of the outstanding voting securities of the Portfolio or Master Fund, respectively. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio or Master Fund.

The Portfolios will not:

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(1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(5) engage in the business of underwriting securities issued by others;

(6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(7) purchase securities on margin; or

(8) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations described in (3) and (6) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of a series of one or more registered open-end investment companies, such as the Master Funds.

The investment limitations described in (1) and (7) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of certain Master Funds, the Portfolios do not intend to lend those shares.

For purposes of (4) above, Emerging Markets V (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on the Series’ behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Series has no present intent to engage in any other types of borrowing transactions under this authority.

For the purposes of (6) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

The Master Funds will not:

(1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate, securities which are secured by interests in real estate, and financial futures contracts and options thereon;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

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(3) as to 75% of the total assets of a Master Fund, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Master Funds’ total assets, at market, would be invested in the securities of such issuer;

(4) purchase or retain securities of an issuer if those officers and trustees of the Trust or officers and directors of the Advisor owning more than ½ of 1% of such securities together own more than 5% of such securities;

(5) borrow, except from banks in amounts not exceeding 33% of their net assets and may pledge not more than 33% of such assets to secure such loans; provided that the Japanese Small Company Series may only borrow from banks as a temporary measure for extraordinary or emergency purposes and, in no event, in excess of 5% of its gross assets valued at the lower of market or cost;

(6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7) invest more than 10% of the value of the Master Fund’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Emerging Markets Series may invest not more than 15% of their total assets in illiquid securities;

(8) engage in the business of underwriting securities issued by others;

(9) invest for the purpose of exercising control over management of any company;

(10) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(11) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Series’ total assets would be invested in securities of companies within such industry;

(12) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(13) purchase warrants; however, each Master Fund may acquire warrants as a result of corporate actions involving its holdings of other equity securities;

(14) purchase securities on margin or sell short;

(15) acquire more than 10% of the voting securities of any issuer; provided that this limitation applies only to 75% of the assets of the Emerging Markets Series; or

(16) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940), except to the extent permitted under the Act.

The investment limitations described in (1) and (14) above do not prohibit the Master Funds from making margin deposits, to the extent permitted under applicable regulations, when purchasing or selling financial futures contracts and options thereon.

For purposes of (5) above, the Emerging Markets Series may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on the Emerging Markets Series’ behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Emerging Markets Series has no present intent to engage in any other types of borrowing transactions under this authority. Although (2) above prohibits cash loans, the Emerging Markets Series is authorized to lend portfolio securities.

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Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Emerging Markets Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to Emerging Market V’s 15% limitation on holdings of illiquid securities described below. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, Emerging Markets V (indirectly through its investment in the Emerging Markets Series) does not intend to invest more than 15% of its net assets in illiquid securities.

Although not a fundamental policy subject to shareholder approval, International Small Company V (directly or indirectly through its investment in the International Small Company Master Funds) does not intend to purchase interests in any real estate investment trust or to invest more than 15% of its net assets in illiquid securities.

The Portfolios (indirectly through their investment in the Master Funds) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Emerging Markets Series or whose use is otherwise considered by the Series to be advisable. The Emerging Markets Series would “look through” any such vehicle to determine compliance with its investment restrictions.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios and Master Funds own, and does not include assets that the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets that represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Because the structure of each Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Trust and the issuer would be deemed “affiliated persons” under the Investment Company Act of 1940 and certain requirements of the Act regulating dealings between affiliates might become applicable.

FUTURES CONTRACTS

The Master Funds each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the

6

value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Fund’s net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Master Funds may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

International Small Company V and the Master Funds may engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. In the case of the Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

The Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Master Funds	Permissible Cash Investment	Percentage Guidelines*

International Small Company V	U.S. Government Securities and short-term paper	Small portion

International Small Company Master Funds	No limitations	20%

Emerging Markets Series	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds**; index futures contracts and options thereon***	10%

*	The percentage guidelines set forth above are not absolute limitations but International Small Company V and the Master Funds do not expect to exceed these guidelines under normal circumstances.

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**	Investments in money market mutual funds may involve duplication of certain fees and expenses.

***
To the extent that the Emerging Markets Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of its total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

The Master Funds each may invest up to 5% of their assets in convertible debentures issued by non-U.S. companies located in countries where the Master Funds are permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Funds may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Funds upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Funds with opportunities which are consistent with its investment objective and policies.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by International Small Company V and the Master Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of International Small Company V and the International Small Company Master Funds ordinarily are anticipated to be low. Variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors of the Fund has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Fund’s Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls and performs other oversight functions as requested by the Board of

8

Directors. The Audit Committee also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were three Audit Committee meetings held during the fiscal year ended November 30, 2002.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould and Myron S. Scholes. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2002.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position Held with the Fund	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	90 portfolios in 4 investment companies

John P. Gould 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993
Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Principal and Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext.com). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Formerly, Trustee, First Prairie Funds (registered investment company).
				90 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993
Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).
90 portfolios in 4 investment companies

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993
Frank E. Buck Professor Emeritus of Finance, Stanford University. Partner, Oak Hill Capital Management. Chairman, Oak Hill Platinum Partners. Director, Financial Engines. Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds and Partner, Long-Term Capital Management.
				90 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios).

Abbie J. Smith 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School.	90 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position Held with the Fund	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Director, Chairman, President, Chief Executive Officer and Chief Investment Officer	Since 1992
Chairman, President, Chief Executive Officer, Chief Investment Officer and Director/Trustee of the following companies: DFA, DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., the Trust and Dimensional Emerging Markets Value Fund Inc. President, Dimensional Fund Advisors Ltd. Director, Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company) and Director, Assante Corporation (investment management).
90 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992
Chairman and Director/Trustee, DFA, DFA Securities Inc., DFA Investment Dimensions Group Inc., the Trust and Dimensional Emerging Markets Value Fund Inc. Chairman and Director, Dimensional Fund Advisors Ltd. Director, DFA Australia Ltd. Director, Dimensional Funds PLC. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Formerly, Chairman and Chief Investment Officer of the Trust, DFA, DFA Securities Inc., DFA Investment Dimensions Group Inc., the Fund, Dimensional Emerging Markets Value Fund Inc. and DFA Australia Ltd.
90 portfolios in 4 investment companies

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2
Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which are: the Fund, the Trust, Dimensional Emerging Markets Value Fund Inc., and DFA Investment Dimensions Group Inc. (together, the “DFA Funds”).

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund included in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2002 is set forth in the chart below:

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	$0	$[______]
John P. Gould	$0	$[______]
Roger G. Ibbotson	$0	$[______]
Myron S. Scholes	$0	[$10,001-$50,000]
Abbie J. Smith	$0	$[______]
Interested Directors:
David G. Booth	$0	[Over $100,000]
Rex A. Sinquefield	$0	[Over $100,000]

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Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2002 and the total compensation received from the four DFA Funds for which DFA served as investment advisor during that same fiscal year:

Director	Aggregate Compensation from the Fund*			Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$	[______	]	N/A	N/A	$	[______	]
John P. Gould	$	[______	]	N/A	N/A	$	[______	]
Roger G. Ibbotson	$	[______	]	N/A	N/A	$	[______	]
Myron S. Scholes	$	[______	]	N/A	N/A	$	[______	]
Abbie J. Smith	$	[______	]	N/A	N/A	$	[______	]

*
Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the DFA Funds. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2002 is as follows: $             (Mr.             ), $             (Mr.             ), $             (Mr.             ) and $             (Mr.             ). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund, and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: DFA, DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFA Investment Dimensions Group Inc., the Fund, the Trust and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position Held with the Fund	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years

Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of all the DFA Entities since April 2001. Legal counsel for DFA from March 2000 to Present. Associate, Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities.

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Name and Age	Position Held with the Fund	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities, except Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. and DFA Australia Limited. Prior to December 2001, Portfolio Manager.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001
Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. and DFA Australia Limited. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. Prior to July 2000, portfolio manager.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer, of all the DFA Entities.

Stephen P. Manus Date of Birth: 12/26/50	Vice President	Since 1997	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.

Karen E. McGinley Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities.

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Since 2000
Vice President and Secretary of all the DFA Entities, except DFA Australia Limited for which she is Vice President and Assistant Secretary. Director, Dimensional Funds PLC. Vice President and Assistant Secretary of all the DFA Entities (1997-2000).

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities.

Andrew E. Rasmusen Date of Birth: 1/26/62	Vice President	Since 2001
Vice President of all the DFA Entities except Dimensional Fund Advisors Ltd. since April 2001, investment management and client service manager for DFA from October 2000 to present. Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002
Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. and DFA Australia Limited. Research associate for DFA (June 2000 to April 2002). Research scientist (August 1998 to June 2000) and Faculty–Post Doctoral Fellow (August 1997 to August 1998), California Institute of Technology.

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Name and Age	Position Held with the Fund	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
George L. Sands Date of Birth: 2/08/56	Vice President	Since 1993	Vice President of all the DFA Entities.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Dimensional Funds, PLC.

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. and DFA Australia Limited. Prior to 2001 and currently, Regional Director of DFA.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001
Vice President of all the DFA Entities. Director, Dimensional Funds PLC. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000, and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A., from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1988	Executive Vice President of all the DFA Entities.

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. Prior to July 2000, portfolio manager.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities, except Dimensional Fund Advisors Ltd. and DFA Australia Limited. Prior to 2001 and currently, Director of Financial Advisors Services of DFA.

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For the administrative services to be provided to International Small Company V, the Advisor will receive a monthly fee equal to one-twelfth of 0.15% of the Portfolio’s average net assets. Under the administration agreement relating to Emerging Markets V, Emerging Markets V does not pay any administrative fees to the Advisor.

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PFPC Inc. (“PFPC”), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated among the feeders based on the relative net assets of the feeders. PFPC’s charges for International Small Company V will be $2,000 per month (including custodian fees). PFPC’s charges for Emerging Markets V, based on the rate assessed to Master Funds taxed as partnerships, which is $2,600 per month multiplied by the number of feeders invested in the Master Fund. This applies to Emerging Markets V.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York 10005, is the custodian for international securities for the International Small Company Master Funds, Emerging Markets Series and International Small Company Portfolio V. PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for each Portfolio. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund acts as distributor of each series of its own shares of stock. The Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund and International Small Company V, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Funds and International Small Company V. For the fiscal years ended November 30, 2002, 2001, and 2000, the Master Funds* paid advisory fees as set forth in the following table:

	2002		2001	2000
International Small Company Master Funds**	$	[ ]	$662,000	$736,000
Emerging Markets Series***	$	[ ]	$308,000	$359,000

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*	No fees were paid to the Advisor by International Small Company V for the years covered by the table because International Small Company V was not in existence.
**
Each of the four International Small Company Master Funds in which International Small Company V invests its assets has more than one Feeder Portfolio. The dollar amount represents the total dollar amount of management fees paid by all International Small Company Master Funds to the Advisor.

***	The Emerging Markets Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Emerging Markets Series to the Advisor.

In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees of the Trust, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor, in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

In approving the advisory agreement for International Small Company V, the Board of Directors, including those Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Advisor (the “Disinterested Directors”), considered a number of factors, including: (i) the nature, extent and quality of services to be provided by the Advisor to the Portfolio, and (ii) the fees and expenses borne by the Portfolio. When considering the nature and quality of the services to be provided by the Advisor, the Board of Directors reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals that will be providing management services to the Portfolio. The Board of Directors evaluated the Advisor’s portfolio management process. The Board of Directors also considered the nature and character of non-investment management services to be provided by the Advisor. When considering the fees and expenses to be borne by the Portfolio, and considering the reasonableness of the management fees to be paid to the Advisor, in light of the services to be provided to the Portfolio and any additional benefits that may be received by the Advisor (or its affiliates) in connection with providing such services, the Board of Directors compared the fees charged by the Advisor to the Portfolio to the fees charged the funds in its peer group for comparable services, and analyzed the expenses that will be incurred by the Advisor with respect to the Portfolio. The Board of Directors also reviewed the Advisor’s operations and financial condition. The Board of Directors noted, among other things, that the management fee to be charged to the Portfolio was highly favorable in relation to its peer group of funds. After requesting and reviewing such materials as it deemed necessary, the Board of Directors concluded that the management fee of the Portfolio was fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large. The Board of Directors, including the Disinterested Directors, therefore concluded that the approval of the advisory agreement was in the best interests of the Portfolio and its shareholders.

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GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Advisor and DFA Securities Inc. have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for shares of mutual funds, U.S. government securities and money market instruments) that are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the class of shares (Portfolio) that they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive, on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more Directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever Emerging Markets V, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

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PRINCIPAL HOLDERS OF SECURITIES

The Portfolios did not have operations prior to the date of this SAI, so there are no principal holders of the Portfolios’ shares.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of one or both Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Because shares of the Portfolios are offered exclusively to qualified, tax-deferred retirement plan investors, including plans described under Sections 401(a), 403(a), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (each a “tax-deferred retirement plan” and together the “tax-deferred retirement benefit plans”), such investors will not be subject to tax on distributions of net investment income or capital gains prior to the withdrawal of amounts deposited under such tax-deferred retirement plans. Unless you invest in the Portfolios through a tax-deferred retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income

Each Portfolio derives income generally in the form of dividends and interest earned by a Master Fund on its investments, together with any interest income on any direct investments made by a Portfolio. This income, less

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expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to a tax-deferred retirement plan investor.

Distributions of Capital Gain

Each Portfolio may derive capital gains and losses in connection with sales or other dispositions by a Master Fund of its portfolio securities. In addition, a Portfolio may derive capital gains and losses on sales or other dispositions of any direct investments made by a Portfolio. Income derived from long-term capital gains constitutes a Portfolio’s net capital gain from which capital gain dividends may be paid to a tax-deferred retirement plan. Any net short-term or long-term capital gain realized by a Portfolio (net of any capital loss carryovers) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to eliminate federal excise or income taxes on the Portfolio.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders subject to tax will be taxed as ordinary dividend income to the extent of a Portfolio’s available earnings and profits.

Excise Tax Distribution Requirement

The Code requires a Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay sufficient distributions in December (or in January that are treated by you as received in December) but does not guarantee that its distributions will be sufficient to eliminate all such taxes.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder subject to tax to recognize a gain or loss. If a shareholder subject to tax holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder subject to tax realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to such shareholder’s tax basis in the new shares purchased by the shareholder.

CALCULATION OF PERFORMANCE DATA

The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is, by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of

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the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods, which would otherwise reduce return quotations. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Trust’s annual report to shareholders of the Master Funds for the fiscal year ended November 30, 2002, contain additional performance information. A copy of the annual report is available upon request and without charge.

Rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in a Portfolio at the beginning of the period and liquidating the investment in dollars at the end of a period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of a Portfolio (and its corresponding Master Fund) as well as the performance of the local currency or currencies of the Portfolio.

For purposes of calculating the performance of Emerging Markets V, the performance of the Emerging Markets Series will be utilized for the period prior to when Emerging Markets V commenced operations, restated to reflect Emerging Market V’s fees and expenses. Quotations of the annualized percentage total returns for the Emerging Markets Series, for the one-, five-, and since Series inception periods ending December 31, 2002, adjusted to reflect the anticipated expenses of Emerging Markets V, are set forth in the prospectus. Such quotations use the standardized method of calculation required by the SEC, which is net of the cost of any current reimbursement fee charged to investors.

As the following formula indicates, each Portfolio and Master Fund determines its annualized total return by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

P(1 + T)n = ERV

where:

P = a hypothetical initial payment of $1,000

T = annualized compound rate of return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

In addition to the standardized method of calculating performance required by the SEC, the Portfolios and the Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies,

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characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. Because the Portfolios are new, financial statements are not available as of the date of this SAI.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2002, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Trust’s annual report upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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DIMENSIONAL INVESTMENT GROUP INC. (37/38)

PART C
OTHER INFORMATION

ITEM 23.    EXHIBITS.

(a) Articles of Incorporation.
(1)	Form of Articles of Restatement.
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     December 15, 1995.

(2)	Form of Articles Supplementary.
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     June 20, 1997.

(3)	Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
*	Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     January 22, 1999.

(4)	Articles Supplementary as filed with the Maryland Secretary of State on September 13, 1999 re: the addition of the:
*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     September 13, 1999.

(5)	Articles Supplementary as filed with the Maryland Secretary of State on March 29, 2000 re: the addition of the:
*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K

*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    April 26, 2000.

(6)	Articles of Amendment as filed with the Maryland Secretary of State on July 26, 2000 to change the names of the following Portfolios:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(7)	Articles Supplementary as filed with the Maryland Secretary of State on August 8, 2000 re: the removal of the:
*	Tax Managed U.S. Marketwide Value Portfolio XI
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(8)	Form of Articles of Amendment to be filed with the Maryland Secretary of State to change the names of the following Portfolios:
*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 23, 2001.

(9)	Articles of Amendment filed with the Maryland Secretary of State to change the name of the following Portfolio:
*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 34/35 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 27, 2002.

(10)	Form of Articles Supplementary to be filed with the Maryland Secretary of State re: the addition of the:
*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX – 99.a.10.

(b)    By-Laws.
(1)	Amended By-Laws of the Registrant.
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 23, 2001.

(c)    Instruments Defining Rights of Security Holders.
(1)	See Article Fifth of the Registrant’s Articles of Restatement.
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    December 15, 1995.

(d)    Investment Advisory Contracts.
(1)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. re: the:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:    33-33980 and 811-6067.
Filing Date:    October 1, 1997.

(i)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(ii)	Addendum Number Two re: the reflection of the following name change:
*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    May 16, 2002.

(2)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	RWB/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    October 1, 1997.

(i)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA Two-Year Government Portfolio to AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(3)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Small Company Portfolio V
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX –
99.d.3.

(e) Underwriting Contracts.
(1)	Distribution Agreement dated April 16, 1993 between the Registrant and DFA Securities Inc.
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s
               Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(f) Bonus or Profit Sharing Contracts.
Not applicable.

(g) Custodian Agreements.
(1)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the
               Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 21/22 to the
               Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 22, 1999.

(ii)	Addendum Number Two re: the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 28/29 to the
               Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    September 13, 1999.

(iii)	Addendum Number Three re: the addition of:
*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    April 26, 2000.

(iv)	Addendum Number Four re: the addition of:
*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A
(later withdrawn).
File Nos.:    33-33980 and 811-6067.
Filing Date:    May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(vi)	Addendum Number Six re: the reflection of the following name changes:
*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 23, 2001.

(vii)	Addendum Number Seven re: the reflection of the following name change:
*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    May 16, 2002.

(viii)	Form of Addendum Number Eight re: the addition of:
*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX – 99.g.1.viii.

(h)    Other Material Contracts.
(1)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.

Filing Date:    March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 22, 1999.

(ii)	Addendum Number Two
re:  the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    September 13, 1999.

(iii)	Addendum Number Three re: the addition of:
*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A
File Nos.:    33-33980 and 811-6067.
Filing Date:    April 26, 2000.

(iv)	Addendum Number Four re: the addition of:
*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II

*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on
               Form N-1A (later withdrawn)
File Nos.:    33-33980 and 811-6067.
Filing Date:    May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on
               Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(vi)	Addendum Number Six re: the reflection of the following name changes:
*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on
               Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 23, 2001.

(vii)	Addendum Number Seven re: the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on
               Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    May 16, 2002.

(viii)	Form of Addendum Number Eight re: the addition of:
*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX – 99.h.1.viii.

(2)
Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on
               Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on
               Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 22, 1999.

(ii)	Addendum Number Two re: the addition of:
*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on
               Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    September 13, 1999.

(iii)	Addendum Number Three re: the addition of:

*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on
               Form N-1A
File Nos.:    33-33980 and 811-6067.
Filing Date:    April 26, 2000.

(iv)	Addendum Number Four re: the addition of:
*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on
               Form N-1A (later withdrawn)
File Nos.: 33-33980 and 811-6067.
Filing Date: May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on
               Form N-1A.
File Nos.:    33-33980 and 811-6067.

Filing Date:    January 26, 2001.

(vi)	Form of Addendum Number Six re: the reflection of the following name changes:
*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 23, 2001.

(vii)	Addendum Number Seven re: the reflection of the following name change:
*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    May 16, 2002.

(vii)	Form of Addendum Number Eight re: the addition of:
*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX – 99.h.2.viii.

(3)	Administration Agreements between the Registrant and DFA.
(i)	Form of Dated May 3, 1993 re: the:
*	DFA 6-10 Institutional Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(aa)	Form of Addendum Number One re: the reflection of the following name change:
*	DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 23, 2001.

(ii)	Form of Dated December 1, 1993 re: the:
*	DFA International Value Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(iii)	Form of Dated July 1, 1994 re: the:
*	DFA International Value Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(iv)	Form of Dated January 1, 1994 re: the:
*	U.S. 6-10 Value Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(v)	Form of Dated July 1, 1994 re: the:
*	U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(vi)	Form of Dated September 30, 1994 re: the:

*	DFA One-Year Fixed Income Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on
Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(vii)	Form of Dated December 20, 1994 re: the:
*	U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on
Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(viii)	Form of Dated December 20, 1994 re: the:
*	DFA International Value Portfolio III
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on
Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 3, 1998.

(ix)	Form of Dated March 1, 1996 re: the:
*	RWB/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on
Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    December 15, 1995.

(aa)	Addendum Number One re: the reflection of the following name change:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement
on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(x)	Form of Dated July, 1997 re: the:
*	DFA International Value Portfolio IV
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    June 20, 1997.

(xi)	Form of Dated July, 1997 re: the:
*	Emerging Markets Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    June 20, 1997.

(xii)	Dated December 8, 1998 re: the:
*	Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 22, 1999.

(xiii)	Dated September 13, 1999 re: the:
*	U.S. Large Company Institutional Index Portfolio
*	Tax-Managed U.S. Marketwide Value Portfolio XI
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 28/29 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    September 13, 1999.

(xiv)	Amended and Restated Administration Agreement re: the:
*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:

Filing:    Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 23, 2001

(aa)	Form of Addendum Number One re: the reflection of the following name changes:
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on
Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 23, 2001.

(xv)	Form of re: the:
*	DFA International Small Company Portfolio V
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX – 99.h.3.xv.

(xvi)	Form of re: the:
*	DFA Emerging Markets Portfolio V
ELECTRONICALLY FILED HEREWITH AS EXHIBIT Ex – 99.h.3.xvi.

(4)	Form of Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.
(i)	Form of re: the:
*	RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:
Filing:    Post-Effective Amendment No. 12/13 Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    December 15, 1995.
(aa)	Amended Agreement dated March 13, 1996 re: the:
*	RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:

Filing:     Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on
Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     March 3, 1998.

(bb)	Amendment Number Two re: the reflection of the following name change:
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on
Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     January 26, 2001.

(ii)	Form of re: the:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 2/13 Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     December 15, 1995.

(aa)	Amended Agreement dated March 13, 1996 re:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on
Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     March 3, 1998.

(bb)	Amendment Number Two re: the reflection of the following name change:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on
Form N-1A.

File Nos.:     33-33980 and 811-6067.
Filing Date:     January 26, 2001.

(cc)	Amendment Number Three re: the reflection of the following name change:
*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Income Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     May 16, 2002.

(iii)	Form of re: the:
*	RWB/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 12/13 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     December 15, 1995.

(aa)	Amended Agreement dated March 13, 1996 re:
*	RWB/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     March 3, 1998.

(bb)	Addendum Number Two re: the reflection of the following name change:
*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     January 26, 2001.

(5)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.

(6)	Form of Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re: the:
*	U.S. Small Cap Portfolio II;
*	U.S. Large Cap Portfolio II; and
*	DFA International Value Portfolio II
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     March 3, 1998.

(7)	Expense Waiver and Assumption Agreement between the Registrant and DFA and dated July 27, 2001.
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No. 34/35 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     March 27, 2002.

(i)    Legal Opinion.
(1)	Opinion of Stradley, Ronon, Stevens & Young, LLP.
Incorporated herein by reference to:
Filing:     Post-Effective Amendment No.33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:     33-33980 and 811-6067.
Filing Date:     March 23, 2001.

(j)    Other Opinions.
Not applicable.

(k)    Omitted Financial Statements.
Not applicable.

(l)    Initial Capital Agreements.
Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)    Rule 12b-1 Plan.
Not applicable.

(n)    Rule 18f-3 Plan.

Not Applicable.

(o)    Powers-of-Attorney.
(1)
On behalf of the Registrant, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys-in-fact.

Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 29/30 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 22, 2000.

(2)
On behalf of The DFA Investment Trust Company, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys-in-fact.

Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 29/30 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    March 22, 2000.

(3)	On behalf of the Registrant, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown, Esquire as attorneys-in-fact.
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(4)
On behalf of The DFA Investment Trust Company, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact.

Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:    33-33980 and 811-6067.
Filing Date:    January 26, 2001.

(p)    Codes of Ethics.
(1)	Code of Ethics of Registrant and The DFA Investment Trust Company

Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A
File Nos.:    33-33980 and 811-6067.
Filing Date:    April 26, 2000.

(2)	Code of Ethics of Advisor and Underwriter.
Incorporated herein by reference to:
Filing:    Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A
File Nos.:    33-33980 and 811-6067.
Filing Date:    April 26, 2000.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25.    INDEMNIFICATION.

(a) Reference is made to Section 1 of Article Ten of the Registrant’s By-Laws, approved through April 26, 2001, which are incorporated herein by reference to Post-Effective Amendment No. 30/31 to the Registrant’s Registration Statement on Form N-1A as filed April 26, 2000, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
(1)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)	unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii)
provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(2)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(3)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

(b)    Registrant’s Articles of Incorporation, which are incorporated herein by reference, provide the following under Article Seventh:
(1)
To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(2)
Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)    Dimensional Fund Advisors Inc. (the “Advisor”), with a principal place of business located at 1299 Ocean Drive, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.    PRINCIPAL UNDERWRITERS.

(a)    Names of investment companies for which the Registrant’s principal underwriter also acts as principal underwriter. Not applicable.

(b)    Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated April 16, 1993, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant’s shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

(c)    Commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant. Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
Dimensional Investment Group Inc.	1299 Ocean Avenue 11th Floor Santa Monica, CA 90401

PFPC Inc.	400 Bellevue Parkway Wilmington, DE 19809

ITEM 29.    MANAGEMENT SERVICES.

None.

ITEM 30.    UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused Post-Effective Amendment No. 37/38 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 10th day of January, 2003.

DIMENSIONAL INVESTMENT GROUP INC. (Registrant)

By:	/s/ DAVID G. BOOTH *
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 37/38 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Director, Chairman, Chief Executive Officer and Chief Investment Officer	January 10, 2003

/s/ Rex A. Sinquefield * Rex A. Sinquefield	Director and Chairman	January 10, 2003

/s/ Michael T. Scardina * Michael T. Scardina	Chief Financial Officer; Treasurer and Vice President	January 10, 2003

/s/ George M. Constantinides * George M. Constantinides	Director	January 10, 2003

/s/ John P. Gould * John P. Gould	Director	January 10, 2003

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Director	January 10, 2003

/s/ Myron S. Scholes * Myron S. Scholes	Director	January 10, 2003

/s/ Abbie J. Smith * Abbie J. Smith	Director	January 10, 2003

By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 10th day of January, 2003.

THE DFA INVESTMENT TRUST COMPANY (Registrant)

By:	/s/ DAVID G. BOOTH *
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 37/38 to the Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Trustee, Chief Executive Officer and Chief Investment Officer	January 10, 2003

/s/ Rex A. Sinquefield * Rex A. Sinquefield	Trustee and Chairman	January 10, 2003

/s/ Michael T. Scardina * Michael T. Scardina	Chief Financial Officer; Treasurer and Vice President	January 10, 2003

/s/ George M. Constantinides * George M. Constantinides	Trustee	January 10, 2003

/s/ John P. Gould * John P. Gould	Trustee	January 10, 2003

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Trustee	January 10, 2003

/s/ Myron S. Scholes * Myron S. Scholes	Trustee	January 10, 2003

/s/ Abbie J. Smith * Abbie J. Smith	Trustee	January 10, 2003

By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description

23(a)(10)	EX – 99.a.10	Form of Articles Supplementary

23(d)(3)	EX – 99.d.3	Form of Investment Advisory Agreement

23(g)(1)(viii)	EX – 99.g.1.viii	Form of Addendum Number Eight to Custodian Agreement

23(h)(1)(viii)	EX – 99.h.1.viii	Form of Addendum Number Eight to Transfer Agency Agreement

23(h)(2)(viii)	EX – 99.h.2.viii	Form of Addendum Number Eight to Administration and Accounting Services Agreement

23(h)(3)(xv)	EX – 99.h.3.xv	Form of Administration Agreement between Registrant and DFA re: DFA International Small Company Portfolio V

23(h)(3)(xvi)	EX – 99.h.3.xvi	Form of Administration Agreement between Registrant and DFA re: DFA Emerging Markets Portfolio V

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